Share-Based Compensation - Summary of Restricted Share Units (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning	21,005,541
Number of Options, Outstanding Ending	14,939,945	21,005,541
Number of Options, Vested and expected to vest	14,939,945
Weighted-Average Grant Date Fair Value, Outstanding Beginning	$ 7.84
Weighted-Average Grant Date Fair Value, Outstanding Ending	2.43	$ 7.84
Weighted-Average Grant Date Fair Value, Vested and expected to vest	$ 2.43
Weighted-Average Remaining Contractual Term, Outstanding	7 years 8 months 19 days	5 years 7 months 9 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	7 years 8 months 19 days
Aggregate Intrinsic Value, Outstanding	$ 4,238	$ 10,441
Aggregate Intrinsic Value, Vested and expected to vest	$ 4,238
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding Beginning	31,330
Number of Options, Vested	(31,330)
Number of Options, Outstanding Ending	0	31,330
Number of Options, Vested and expected to vest	25,267
Weighted-Average Grant Date Fair Value, Outstanding Beginning	$ 2.43
Weighted-Average Grant Date Fair Value, Vested	2.43
Weighted-Average Grant Date Fair Value, Outstanding Ending	0	$ 2.43
Weighted-Average Grant Date Fair Value, Vested and expected to vest	$ 2.34
Weighted-Average Remaining Contractual Term, Outstanding	8 years 8 months 19 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	7 years 5 months 19 days
Aggregate Intrinsic Value, Outstanding	$ 33
Aggregate Intrinsic Value, Vested and expected to vest	$ 19